Note 11 - Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
11.      Subsequent events

Option and Services Agreements with Monsanto Company (“Monsanto”)

On January 13, 2014, the Company and Monsanto signed an Option Agreement and a Services Agreement (together, the “Agreements”). Under the Agreements, Monsanto may obtain a license to use the Company’s proprietary delivery technology and related intellectual property for use in agriculture. Over the option period, which is expected to be approximately four years, the Company will provide lipid formulations for Monsanto’s research and development activities, and Monsanto will make certain payments to the Company to maintain its option rights. The maximum potential value of the transaction is $86,200,000 following the successful completion of milestones. In January 2014, the Company received $14,500,000 of the $16,500,000 near term payments as outlined in the terms of the Agreements.

At any time during the option period, Monsanto may choose to exercise its option, in which case Monsanto would pay the Company an option exercise fee and would receive a worldwide, exclusive right to use the Company’s proprietary delivery technology in the field of agriculture. Monsanto may elect to terminate this option at their discretion. The Company retains all rights to therapeutics uses of all current intellectual property and intellectual property developed under the Agreements.

Base shelf prospectus

On February 28, 2014, the Company filed a short form base shelf prospectus with securities regulatory authorities in Canada, other than Quebec, and a corresponding shelf registration statement with the United States Securities and Exchange Commission on Form F-10.

The base shelf registration statement provides for the potential of offering, in Canada and the United States, up to $150,000,000 of Tekmira’s common shares, warrants to purchase common shares and/or units comprising any combination of the foregoing from time to time over the next 25 months.